2022 RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
2022 RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 3. 2022 RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The full details of the restatement to the financial statements for the year ended December 31, 2022, are reported in Note 4 to the financial statements as of December 31, 2022 that were included by the Company in its amended annual report on Form 10-K/A filed with the Securities and Exchange Commission on June 12, 2023.